OTHER LOSSES - NET	12 Months Ended
Dec. 31, 2017
OTHER LOSSES - NET [abstract]
Disclosure of other losses - net

17              29 OTHER LOSSES– NET

	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Loss on disposal of fixed assets - net	(49,008)	(133,073)	(77,026)
Interest income from banks	38,145	24,772	18,974
Dividend income on available-for-sale investments	5,884	5,884	6,473
Government grants	7,349	9,769	13,272
Impairment of fixed assets(Note 6)	(80,393)	-	(11,185)
Loss arising from business combination	(45,073)	-	-
Impairment of construction-in-progress(Note 7)	(2,434)	(5,662)	-
Income from compensation	1,167	749	295
Impairment of trade receivables (Note 18)	-	(6)	(5,904)
Unwinding of interest accrued on long-term receivable	-	2,602	2,868
Others	9,736	(13,305)	3,756
	(114,627)	(108,270)	(48,477)